Equity (Tables)	3 Months Ended
Mar. 31, 2019
Equity [Abstract]
Schedule of Share-based Compensation Expense

Stock-based compensation expenses for equity-classified stock options and restricted share units (“RSUs”) and performance stock units ("PSUs") were allocated as follows:

	Three Months Ended
	March 31,
	2019	2018
	U.S. $ in thousands
Cost of sales	$354	$387
Research and development, net	759	742
Selling, general and administrative	3,116	2,286
Total stock-based compensation expenses	$4,229	$3,415

Summary of Stock Options Activity

A summary of the Company’s stock option activity for the three months ended March 31, 2019 is as follows:

		Weighted Average
	Number of Options	Exercise Price
Options outstanding as of January 1, 2019	2,551,743	$30.82
Exercised	(109,345)	20.32
Forfeited	(113,403)	25.81
Options outstanding as of March 31, 2019	2,328,995	$31.56
Options exercisable as of March 31, 2019	1,550,336	$36.93

Summary of RSUs and PSUs activity

A summary of the Company’s RSUs and PSUs activity for the three months ended March 31, 2019 is as follows:

	Number of RSUs and	Weighted Average Grant
	PSUs	Date Fair Value
Unvested as of January 1, 2019	1,422,887	$20.17
Granted	1,511,632	26.65
Forfeited	(61,500)	21.73
Vested	(43,036)	21.06
Unvested as of March 31, 2019	2,829,983	$23.58

Schedule of Accumulated other comprehensive income (loss)

The following tables present the changes in the components of accumulated other comprehensive income (loss), net of taxes, for the three months ended March 31, 2019 and 2018, respectively:

	Three months ended March 31, 2019
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2019	$(627)	$(7,126)	$(7,753)
Other comprehensive income (loss) before reclassifications	1,011	(427)	584
Amounts reclassified from accumulated other comprehensive loss	(16)	-	(16)
Other comprehensive income (loss)	995	(427)	568
Balance as of March 31, 2019	$368	$(7,553)	$(7,185)

	Three months ended March 31, 2018
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	Hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2018	$330	$(7,353)	$(7,023)
Other comprehensive income (loss) before reclassifications	(90)	2,011	1,921
Amounts reclassified from accumulated other comprehensive loss	(235)	-	(235)
Other comprehensive income	(325)	2,011	1,686
Balance as of March 31, 2018	$5	$(5,342)	$(5,337)